RELATED PARTY TRANSACTIONS - Summary of Transactions with Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Sales of products and sales-based royalties from related parties	$ 26.6	$ 0.3	$ 0.2
Purchases from related parties	14.3	8.5	5.3
Nanjing ProBio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Sales of products and sales-based royalties from related parties	9.0	0.3	0.2
Purchases from related parties	0.1	0.2	0.0
Zhenjiang ProBio Biotech Co., Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Sales of products and sales-based royalties from related parties	17.6	0.0	0.0
Purchases from related parties	2.0	0.8	0.3
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	7.3	5.7	4.1
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	1.0	1.0	0.4
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	1.4	0.6	0.5
ProBio Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	0.3	0.1	0.0
Jiangsu GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 2.2	$ 0.1	$ 0.0